Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Class A common stock reported in temporary equity of condensed consolidated balance sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of Class A common stock reported in temporary equity of condensed consolidated balance sheets [Abstract]
Gross proceeds from issuance of potentially redeemable Class A common stock	$ 115,000,000	$ 115,000,000
Less:
Proceeds allocated to Public Warrants	3,105,000	(3,105,000)
Class A common stock issuance costs	6,793,491	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491	9,898,491
Class A common stock subject to possible redemption	$ 115,000,000	$ 115,000,000